Offerings	Jan. 05, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.970% Notes due April 6, 2029
Amount Registered | shares	1,500,000,000
Maximum Aggregate Offering Price	$ 1,499,895,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,135.50
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $1,500,000,000 of 4.970% Notes due April 6, 2029 and $1,000,000,000 of 5.753% Notes due April 6, 2033. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.753% Notes due April 6, 2033
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 999,980,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,097.24
Offering Note	See Note 1.